UNITED STATES SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811- 8568

John Hancock Bank and Thrift Opportunity Fund (Exact name of registrant as specified in charter)

601 Congress Street, Boston, Massachusetts 02210 (Address of principal executive offices) (Zip code)

Alfred E. Ouellette, Senior Attorney & Assistant Secretary

601 Congress Street

Boston, Massachusetts 02210

(Name and address of agent for service)

Registrant's telephone number, including area code: 617-663-4324

Date of fiscal year end:	October 31
Date of reporting period:	January 31, 2006

ITEM 1. SCHEDULE OF INVESTMENTS

JOHN HANCOCK

Bank and Thrift Opportunity Fund

1.31.2006

Quarterly Portfolio Holdings

John Hancock

JOHN HANCOCK FUNDS

John Hancock
Bank and Thrift Opportunity Fund
Securities owned by the Fund on
January 31, 2006 (unaudited)

	Interest	Maturity	Credit	Par value
Issuer, description	rate (%)	date	rating	($000)	Value

Bonds 0.09%					$873,180
(Cost $770,000)

Regional Banks 0.09%					873,180

CSBI Capital Trust I,
Gtd Sub Cap Inc Ser A (B)(G)	11.750	06-06-27	B-	770	873,180
Issuer				Shares	Value

Common stocks 87.98%					$864,159,733
(Cost $375,810,941)

Asset Management & Custody Banks 3.68%					36,128,270

Affiliated Managers Group, Inc. (MA)
(I)(L)				65,750	6,101,600
Bank of New York Co., Inc. (The) (NY)				313,000	9,956,530
Mellon Financial Corp. (PA)				330,000	11,639,100
Northern Trust Corp. (IL)				70,000	3,654,700
State Street Corp. (MA)				79,000	4,776,340

Consumer Finance 0.45%					4,450,636

Capital One Financial Corp. (VA) (L)				53,429	4,450,636

Diversified Banks 13.22%					129,835,131

Bank of America Corp. (NC)				534,260	23,630,320
Comerica, Inc. (MI) (L)				407,400	22,598,478
Toronto-Dominion Bank (The) (Canada)				135,499	7,200,417
U.S. Bancorp (MN)				828,541	24,781,661
Wachovia Corp. (NC) (L)				481,071	26,377,123
Wells Fargo & Co. (CA)				404,861	25,247,132

Other Diversified Financial Services 3.71%					36,467,916

Citigroup Inc. (NY)				415,925	19,373,786
JPMorgan Chase & Co. (NY)				430,041	17,094,130

Regional Banks 60.81%					597,298,433

Alabama National BanCorp. (AL)				142,500	9,906,600
AmericanWest Bancorp. (WA) (I)				357,921	8,772,644
Ameris Bancorp. (GA)				78,480	1,611,979
AmSouth Bancorp. (AL)				95,879	2,647,219
BB&T Corp. (NC) (L)				344,846	13,462,788

John Hancock
Bank and Thrift Opportunity Fund
Securities owned by the Fund on
January 31, 2006 (unaudited)

Benjamin Franklin Bancorp., Inc. (MA)	15,000	207,750
Beverly National Corp. (MA)	47,500	1,261,125
BOK Financial Corp. (OK)	117,208	5,344,685
Camden National Corp. (ME)	140,000	5,110,000
Capital City Bank Group, Inc. (FL)	74,543	2,651,495
Cardinal Financial Corp. (VA)	86,200	1,014,574
Cascade Bancorp. (OR)	194,272	5,051,072
Chittenden Corp. (VT)	175,245	4,971,701
City Holding Co. (WV)	41,600	1,550,016
City National Corp. (CA)	222,927	16,712,837
CoBiz, Inc. (CO)	53,850	991,378
Colonial BancGroup, Inc. (The) (AL)	585,200	14,571,480
Columbia Bancorp. (MD)	90,000	3,806,100
Columbia Bancorp. (OR) (L)	14,575	306,221
Columbia Banking System, Inc. (WA)	29,645	956,051
Commercial Bankshares, Inc. (FL)	63,702	2,376,722
Community Bancorp. (NV) (I)	10,790	336,540
Community Banks, Inc. (PA)	105,055	3,014,028
Compass Bancshares, Inc. (AL) (L)	506,357	24,669,713
Cullen/Frost Bankers, Inc. (TX)	20,000	1,074,800
Dearborn Bancorp., Inc. (MI) (I)	72,375	1,745,685
Desert Community Bank (CA)	137,500	5,321,250
DNB Financial Corp. (PA)	72,577	1,451,540
East West Bancorp., Inc. (CA) (L)	500,000	18,455,000
Eurobancshares, Inc. (Puerto Rico) (I)	87,830	1,244,551
F.N.B. Corp. (PA)	90,049	1,516,425
Fifth Third Bancorp. (OH) (L)	500,040	18,786,503
Financial Institutions, Inc. (NY)	73,000	1,527,160
First Charter Corp. (NC)	52,200	1,252,800
First Horizon National Corp. (TN) (L)	156,650	5,932,335
First Midwest Bancorp., Inc. (IL)	56,000	1,954,960
First National Lincoln Corp. (ME)	146,499	2,576,917
First Regional Bancorp. (CA) (I)	150,000	11,820,000
First State Bancorp. (NM)	130,000	3,394,300
FirstMerit Corp. (OH)	2,950	74,488
Fulton Financial Corp. (PA)	133,503	2,396,379
Glacier Bancorp., Inc. (MT)	367,788	11,688,303
Greene County Bancshares, Inc. (TN)	22,000	621,280
Harleysville National Corp. (PA)	144,664	3,782,964
Independent Bank Corp. (MI)	323,510	8,935,346
International Bancshares Corp. (TX)	200,337	5,859,857
KeyCorp (OH)	320,000	11,324,800
Lakeland Financial Corp. (IN)	7,000	309,120
M&T Bank Corp. (NY) (L)	229,657	24,871,853
Marshall & Ilsley Corp. (WI)	568,295	23,834,292
MB Financial, Inc. (IL)	123,950	4,346,926

John Hancock
Bank and Thrift Opportunity Fund
Securities owned by the Fund on
January 31, 2006 (unaudited)

Mercantile Bankshares Corp. (MD)	314,250	11,925,787
Merrill Merchants Bankshares, Inc. (ME)	75,897	1,840,502
Mid-State Bancshares (CA)	50,000	1,399,000
Midwest Banc Holdings, Inc. (IL)	14,350	341,100
National City Corp. (OH) (L)	545,087	18,631,074
North Fork Bancorp., Inc. (NY)	887,092	22,816,006
Northrim Bancorp., Inc. (AK)	70,053	1,614,021
Oriental Financial Group, Inc. (Puerto Rico)	20,234	278,622
Pacific Capital Bancorp. (CA)	364,354	13,404,584
Placer Sierra Bancshares (CA)	14,550	387,612
PNC Financial Services Group, Inc. (PA)	403,500	26,171,010
Prosperity Bancshares, Inc. (TX)	125,000	3,641,250
Provident Bankshares Corp. (MD)	165,058	6,062,580
Regions Financial Corp. (AL) (L)	167,390	5,554,000
Republic Bancorp., Inc. (MI)	3,630	47,009
S&T Bancorp., Inc. (PA)	154,700	5,688,319
Sandy Spring Bancorp., Inc. (MD)	2,800	97,748
Security Bank Corp. (GA) (L)	70,000	1,582,000
Sky Financial Group, Inc. (OH)	234,850	6,040,342
SNB Bancshares, Inc. (TX) (I)	94,340	1,641,516
Southcoast Financial Corp. (SC) (I)	40,900	1,016,365
South Financial Group, Inc. (The) (SC)	22,000	573,760
Southwest Bancorp., Inc. (OK)	5,350	119,252
State National Bancshares, Inc. (TX)
(I)(L)	11,580	315,439
Summit Bancshares, Inc. (TX)	279,000	5,482,350
SunTrust Banks, Inc. (GA)	331,826	23,708,968
Synovus Financial Corp. (GA)	450,000	12,451,500
Taylor Capital Group, Inc. (IL)	241,950	9,377,982
TCF Financial Corp. (MN)	428,016	10,696,120
TD Banknorth, Inc. (ME)	334,517	9,694,303
Texas Regional Bancshares, Inc.
(Class A) (TX)	100,000	3,078,000
Texas United Bancshares, Inc. (TX)	47,100	871,821
TriCo Bancshares (CA)	53,000	1,286,840
UCBH Holdings, Inc. (CA)	400,000	6,940,000
Umpqua Holdings Corp. (OR)	177,901	5,013,250
Univest Corp. (PA)	205,218	5,212,537
Valley National Bancorp. (NJ)	157,386	3,685,980
Vineyard National Bancorp Co. (CA)	283,970	8,646,886
Virginia Commerce Bancorp., Inc. (VA) (I)	16,671	538,640
Virginia Financial Group, Inc. (VA)	22,400	896,000
West Coast Bancorp. (OR)	67,583	1,852,450
Western Alliance Bancorp. (NV) (I)	20,650	652,540
Whitney Holding Corp. (LA)	150,750	4,959,675
Wilmington Trust Corp. (DE)	350,000	14,525,000

John Hancock
Bank and Thrift Opportunity Fund
Securities owned by the Fund on
January 31, 2006 (unaudited)

Yardville National Bancorp. (NJ)			97,400	3,511,270
Zions Bancorp. (UT)			324,053	25,622,871

Thrifts & Mortgage Finance 6.11%				59,979,347

Astoria Financial Corp. (NY) (L)			102,865	2,962,512
BankUnited Financial Corp. (Class A) (FL)			29,650	833,165
Commercial Capital Bancorp., Inc. (CA)			450,000	7,024,500
Countrywide Financial Corp. (CA)			291,500	9,747,760
Freddie Mac (VA)			140,000	9,500,400
Hingham Institute for Savings (MA)			80,000	3,100,000
Hudson City Bancorp., Inc. (NJ) (L)			383,810	4,766,920
LSB Corp. (MA)			65,000	1,112,806
New York Community Bancorp., Inc. (NY)			40,000	682,400
NewAlliance Bancshares, Inc. (CT)			12,581	183,179
PennFed Financial Services, Inc. (NJ)			313,600	5,770,240
Sovereign Bancorp., Inc. (PA)			30,000	654,000
Washington Mutual, Inc. (WA)			244,312	10,339,284
Webster Financial Corp. (CT)			70,110	3,302,181

		Interest	Par value
Issuer, description, maturity date		rate (%)	($000)	Value
Short-term investments 11.93%				$117,208,048
(Cost $117,208,048)

Certificates of Deposit 0.01%				80,628

Deposits in mutual banks				80,628

Joint Repurchase Agreement 2.50%				24,613,000

Investment in a joint repurchase
agreement transaction with Morgan
Stanley - Dated 01-31-06 due 02-01-06
(Secured by U.S. Treasury Inflation
Indexed Notes 3.375% due 01-15-12 and
1.625% due 01-15-15)		4.390	24,613	24,613,000

			Shares

Cash Equivalents 9.42%				92,514,420

AIM Cash Investment Trust (T)			92,514,420	92,514,420

Total investments	100.00%			$982,240,961

John Hancock Bank and Thrift Opportunity Fund Footnotes to Schedule of Investments January 31, 2006 (unaudited)

(B) This security is fair valued in good faith under procedures established by the Board of Trustees.

(G) Security rated internally by John Hancock Advisers, LLC.

(I) Non-income-producing security.

(L) All or a portion of this security is on loan as of January 31, 2006.

(T) Represents investment of securities lending collateral.

Parenthetical disclosure of a foreign country in the security description represents country of a foreign issuer.

The percentage shown for each investment category is the total value of that category as a percentage of the total investments of the Fund.

The cost of investments owned on January 31, 2006, including short-term investments, was $493,788,989.
Gross unrealized appreciation and depreciation of investments aggregated $489,003,409 and $551,437, respectively, resulting in net unrealized appreciation of $488,451,972.

For more information

Trustees
Ronald R. Dion, *Chairman*
James R. Boyle*
James F. Carlin
Richard P. Chapman, Jr.**
William H. Cunningham
Charles L. Ladner**
Dr. John A. Moore**
Patti McGill Peterson**
Steven R. Pruchansky

* Non-Independent Trustee
** Members of the Audit Committee

Officers
Keith F. Hartstein
President and Chief Executive Officer

William H. King
Vice President and Treasurer

Francis V. Knox, Jr.
Vice President and Chief Compliance Officer

Investment adviser
John Hancock Advisers, LLC
601 Congress Street
Boston, MA 02210-2805

Custodian
The Bank of New York
One Wall Street
New York, NY 10286

Transfer agent and dividend disburser
Mellon Investor Services
Newport Office Center VII
480 Washington Boulevard
Jersey City, NJ 07310

Legal counsel
Wilmer Cutler Pickering Hale and Dorr LLP
60 State Street
Boston, MA 02109-1803

Stock symbol
Listed New York Stock Exchange: BTO

How to contact us

Internet	www.jhfunds.com	
Mail	**Regular mail:** Mellon Investor Services Newport Office Center VII 480 Washington Boulevard Jersey City, NJ 07310	
Phone	Customer service representatives	**1-800-852-0218**
	Portfolio commentary	**1-800-344-7054**
	24-hour automated information	**1-800-843-0090**
	TDD line	**1-800-231-5469**

This report is for the information of the shareholders of John Hancock Bank and Thrift Opportunity Fund.

P90Q1 1/06
3/06

ITEM 2. CONTROLS AND PROCEDURES.

(a) Based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this Form N-Q, the registrant's principal executive officer and principal accounting officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Separate certifications for the registrant's principal executive officer and principal accounting officer, as required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

John Hancock Bank and Thrift Opportunity Fund

By: /s/ Keith F. Hartstein ------------------------------------- Keith F. Hartstein President and Chief Executive Officer Date: March 24, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Keith F. Hartstein ------------------------------------- Keith F. Hartstein President and Chief Executive Officer Date: March 24, 2006

By: /s/ John G. Vrysen
-------------------------------------
John G. Vrysen
Executive Vice President and Chief Financial Officer

Date: March 24, 2006